Long-Term Investments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of Long-Term and Other Investments

As at	December 31, 2019	December 31, 2018
Investments in publicly-traded entities	$4.3	$8.4
Loan to affiliate	45.0	45.0
Deferred lease receivable	17.4	24.4
Debt issuance costs associated with credit facilities	6.2	7.9
Refundable deposits	8.9	16.2
Prepayment on long-term service agreements	80.6	82.5
Cash calls from joint venture partners	9.5	—
Contract asset (note 24)	30.0	11.5
Rabbi trust (notes 28 and 31)	32.0	61.7
Other long-term receivables (note 29)	33.1	—
Other	29.5	25.5
	$296.5	$283.1